LEASES - Future minimum payment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Future minimum payments
Future minimum payments	$ 16.3	$ 12.8
Not later than one year
Future minimum payments
Future minimum payments	11.0	5.1
Later than one year but not later than five years
Future minimum payments
Future minimum payments	4.7	6.4
Later than five years
Future minimum payments
Future minimum payments	$ 0.6	$ 1.3